Credit Risk (Tables)	12 Months Ended
Oct. 31, 2019
Disclosure of credit risk exposure [abstract]
Summary of Concentration of Credit Risk

Concentration of Credit Risk

(millions of Canadian dollars,	As at
except as noted)	Loans and customers' liability under acceptances[1,2]		Credit Instruments[3,4]		Derivative financial instruments[5,6]

	October 31 2019	October 31 2018	October 31 2019	October 31 2018	October 31 2019	October 31 2018
Canada	67%	67%	38%	40%	25%	24%
United States	32	32	58	57	31	31
United Kingdom	–	–	1	1	17	15
Europe – other	–	–	2	1	20	24

Other international	1	1	1	1	7	6

Total	100%	100%	100%	100%	100%	100%
	$700,226	$666,405	$233,840	$210,804	$46,829	$$55,615

[1]

Of the total loans and customers' liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2019 was real estate 10% (October 31, 2018 – 9%).

[2]	Includes loans that are measured at FVOCI.
[3]

As at October 31, 2019, the Bank had commitments and contingent liability contracts in the amount of $234 billion (October 31, 2018 – $211 billion). Included are commitments to extend credit totalling $207 billion (October 31, 2018 – $184 billion), of which the credit risk is dispersed as detailed in the table above.

[4]

Of the commitments to extend credit, industry segments which equalled or exceeded 5% of the total concentration were as follows as at October 31, 2019: financial institutions 22% (October 31, 2018 – 19%); pipelines, oil and gas 9% (October 31, 2018 – 10%); automotive 9% (October 31, 2018 – 9%); power and utilities 8% (October 31, 2018 – 9%); sundry manufacturing and wholesale 7% (October 31, 2018 – 7%); professional and other services 6% (October 31, 2018 – 6%); non-residential real estate development 6% (October 31, 2018 – 5%); telecommunications, cable, and media 6% (October 31, 2018 – 7%).

[5]

As at October 31, 2019, the current replacement cost of derivative financial instruments amounted to $47 billion (October 31, 2018 – $56 billion). Based on the location of the ultimate counterparty, the credit risk was allocated as detailed in the table above. The table excludes the fair value of exchange traded derivatives.

[6]

The largest concentration by counterparty type was with financial institutions (including non-banking financial institutions), which accounted for 69% of the total as at October 31, 2019 (October 31, 2018 – 68%). The second largest concentration was with governments, which accounted for 22% of the total as at October 31, 2019 (October 31, 2018 – 26%). No other industry segment exceeded 5% of the total.

Summary of Gross Maximum Credit Risk Exposure

The following table presents the maximum exposure to credit risk of financial instruments, before taking account of any collateral held or other credit enhancements.

Gross Maximum Credit Risk Exposure[1]

(millions of Canadian dollars)		As at

	October 31 2019	October 31 2018
Cash and due from banks	$4,863	$4,735
Interest-bearing deposits with banks	25,583	30,720
Securities[2]
Financial assets designated at fair value through profit or loss
Government and government-insured securities	1,413	1,397
Other debt securities	2,627	2,221
Trading
Government and government-insured securities	44,445	47,085
Other debt securities	18,680	20,106
Retained interest	19	25
Non-trading securities at fair value through profit or loss
Government and government-insured securities	319	–
Other debt securities	4,081	2,340
Securities at fair value through other comprehensive income
Government and government-insured securities	83,171	94,733
Other debt securities	23,969	30,948
Debt securities at amortized cost
Government and government-insured securities	78,275	60,535
Other debt securities	52,222	46,636
Securities purchased under reverse purchase agreements	165,935	127,379
Derivatives[3]	48,894	56,996
Loans
Residential mortgages	235,530	225,081
Consumer instalment and other personal	179,085	170,976
Credit card	34,989	34,015
Business and government	235,004	216,321
Trading loans	12,482	10,990
Non-trading loans at fair value through profit or loss	1,796	1,336
Loans at fair value through other comprehensive income	2,124	2,745
Customers' liability under acceptances	13,494	17,267
Amounts receivable from brokers, dealers, and clients	20,575	26,940

Other assets	5,913	5,886
Total assets	1,295,488	1,237,413
Credit instruments[4]	233,840	210,804

Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines	311,138	301,752
Total credit exposure	$1,840,466	$1,749,969

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]	Excludes equity securities.
[3]	The carrying amount of the derivative assets represents the maximum credit risk exposure related to derivative contracts.
[4]

The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may differ from the amount reported above. Refer to Note 27 for further details.